CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Convertible Notes Payable Table
Convertible notes payable summary
	Amount	Unamortized Discount	Convertible Notes Payable, net of discount
Evey Note	$56,616	$30,960	$25,656
“Lender” Note	1,500,000	53,956	1,446,044
Convertible Notes Payable – Current Portion	$1,556,616	$84,916	$1,471,700

Pegasus Note	$100,000	$–	$100,000
Convertible Notes Payable – Long term Portion	$100,000	$–	$100,000

	Amount	Discount	Convertible Notes Payable, net of discount
Pegasus Note	$100,000	$–	$100,000
“Lender” Note	1,500,000	175,668	1,324,332
	$1,600,000	$175,668	$1,424,332